Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Equipment, stated at cost, less accumulated depreciation consisted of the following:

	September 30, 2020	December 31, 2019

Machinery-technology equipment	$705	$607
Machinery-technology equipment under construction	12	30
	717	637
Less accumulated depreciation	(485)	(324)

	$232	$313

Equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2019	December 31, 2018

Machinery-technology equipment	$607,000	$347,500
Machinery-technology equipment under construction	30,000	175,000
	637,000	522,500
Less accumulated depreciation	(323,522)	(149,620)

	$313,478	$372,880